LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Schedule of weighted-average remaining lease term and weighted-average discount rate

	As of December 31,
	2019	2020
Weighted average remaining lease term:
Operating lease	9.4 years	12.2 years
Finance lease	15.3 years	14.6 years

Weighted average discount rate:
Operating lease	6.09%	6.56%
Finance lease	8.43%	8.63%

Schedule of total lease cost

	As of December 31,
	2019	2020
Weighted average remaining lease term:
Operating lease	9.4 years	12.2 years
Finance lease	15.3 years	14.6 years

Weighted average discount rate:
Operating lease	6.09%	6.56%
Finance lease	8.43%	8.63%

Schedule of supplemental cash flow information related to leases

	For the year ended December 31,
	2019	2020
	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payments for operating leases	193,174	477,189	73,132
Financing cash payments for finance leases	333,614	376,232	57,660

Schedule of future lease payments under operating leases and finance leases

	Operating Leases		Finance Leases
	RMB	US$	RMB	US$
2021	415,892	63,738	542,268	83,106
2022	221,680	33,974	293,643	45,003
2023	146,115	22,393	195,320	29,934
2024	103,891	15,922	124,389	19,063
2025	70,494	10,804	95,054	14,568
2026 and thereafter	1,115,382	170,940	1,678,170	257,191
Total future lease payments	2,073,454	317,771	2,928,844	448,865
Less: Imputed interest	(728,543)	(111,654)	(1,286,619)	(197,183)
Present value of future lease payments *	1,344,911	206,117	1,642,225	251,682

*     Present value of future operating lease payments consisted of current portion of operating lease liabilities, non-current portion of operating lease liabilities and operating lease liabilities in amounts due to related parties, amounting to RMB452,272 (US$69,314), RMB645,499 (US$98,927) and RMB247,140 (US$37,876) for the year ended December 31, 2020, respectively.